Intangible Assets Other Than Goodwill (Details2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Intangible assets other than goodwill
Acquisition Cost	$ 80,600	$ 84,380
Additions	2,092
Accumulated Amortization	(22,110)	(24,955)
Net Book Value	60,582	59,425
Trade name
Intangible assets other than goodwill
Acquisition Cost	10,420	10,420
Accumulated Amortization	(5,471)	(5,210)
Net Book Value	4,949	5,210
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	34,060	34,060
Additions	2,092
Accumulated Amortization	(6,693)	(6,462)
Net Book Value	29,459	27,598
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Accumulated Amortization	(9,946)	(9,503)
Net Book Value	26,174	26,617
Favorable lease terms
Intangible assets other than goodwill
Acquisition Cost		3,780
Accumulated Amortization		(3,780)
Net Book Value		$ 0